SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended			12 Months Ended
	Nov. 14, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Bonus agreement amount	$ 1,000,000				$ 1,000,000
Bonus terms	Dr. Tulip’s contract provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.
Repayment of notes payable	$ 75,000	$ 415,000			25,000	$ 55,000
Accrued dividend amount	$ 5,102	$ 375,371			$ 588,588
Warrants issued	607,229
Warrant exercise price	$ .50
Warrant term	5 years	5 years	5 years 6 months	6 years	5 years 6 months
Series A Preferred Stock [Member]
Preferred stock converted to common stock	327,874
Issuance of common shares upon conversion of preferred	777,528
Shares issued in payment of accrued dividend	23,269
Series B Preferred Stock [Member]
Preferred stock converted to common stock	382,617
Issuance of common shares upon conversion of preferred	874,552